Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of reportable segments

The following summary describes the operations of each reportable segment.

Reportable segments	Operations
SaaS (Software-as-a-Service)	Includes the following solutions:
	i.	Zenvia Attraction: Active multi-channel end-customer acquisition campaigns utilizing data intelligence and multi-channel automation.
	ii.	Zenvia Conversion: Converting leads into sales using multiple communication channels.
	iii.	Zenvia Service: Enabling companies to provide customer service with structured support across multiple channels.
	iv.	Zenvia Success: Protect and expand customer revenue through cross-selling and upselling.
	v.	Consulting: A Business Intelligence team that provides solutions to customer needs by using SaaS and CPaaS to enhance the end-consumer experience.
CPaaS (Communications Platform as a Service)

Includes services such as SMS, Voice, WhatsApp, Instagram and Webchat, all such applications being orchestrated and automated by chatbots, single customer view, journey designer, documents composer and authentication.

Schedule of information about reportable segments

The following table present revenue and cost of services information for the Company operations segments for the year ended December 31, 2023 and 2022, respectively:

	2023			2022 (reclassified)
	CPaaS	SaaS	Consolidated	CPaaS	SaaS	Consolidated
Revenue	512,565	295,012	807,577	496,161	260,554	756,715
Cost of services	(318,303)	(158,732)	(477,035)	(335,888)	(131,915)	(467,803)
Gross profit	194,262	136,280	330,542	160,273	128,639	288,912

Schedule of revenue by geographic region

The Company’s revenue by geographic region is presented below:

	For the year ended December 31,
	2023	2022	2021
Primary geographical markets
Brazil	718,297	687,691	531,569
USA	35,013	14,336	31,701
Argentina	11,771	11,231	5,875
Mexico	12,743	14,402	11,037
Switzerland	182	631	8,118
Colombia	5,305	5,541	5,704
Peru	5,403	4,463	3,203
Chile	4,210	3,781	2,856
Others	14,653	14,639	12,261
Total	807,577	756,715	612,324